Intangible Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Federal commercial fishing licenses	$ 26,000	$ 26,000
Capitalized website development costs	25,000	25,000
Total intangible assets	51,000	51,000
Less: disposals	(26,000)	0
Intangible assets, after disposals	25,000	51,000
Less: accumulated amortization	(7,500)	(3,750)
Intangible Assets, Net	$ 17,500	$ 47,250	$ 26,000